Share Capital - Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Detailed Information About Share Capital [Abstract]
Number of warrants outstanding at beginning of period | shares	1,824,555	3,793,184
Weighted average exercise price of warrants outstanding at beginning of period | $ / shares	$ 0.36	$ 1.7
Number of warrants expired | shares	(5,000)	(3,793,184)
Weighted average exercise price of warrants expired | $ / shares	$ 0.36	$ 1.7
Number of warrants issued | shares		1,824,555
Weighted average exercise price of warrants issued | $ / shares		$ 0.36
Number of warrants outstanding at end of period | shares	1,819,555	1,824,555
Weighted average exercise price of warrants outstanding at end of period | $ / shares	$ 0.36	$ 0.36